SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Sep. 30, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate intrinsic value			¥ 894
Weighted average grant date fair value of options granted					¥ 18.6
Total unrecognized compensation cost related to non-vested stock options			¥ 181
Total unrecognized compensation cost related to non-vested stock options, weighted-average period			2 years
Employee incentive plan | Jiayin Finance
Shares that will be used under the Plan		13,500,000
Two Thousand Nineteen Incentive Plan
Options granted in period	108,400
Options exercise price	¥ 3.5
Employee Stock | Share-based Compensation Award, Tranche One | Jiayin Finance
Options life		4 years 6 months
Options vesting percentage		15.00%
Employee Stock | Share-based Compensation Award, Tranche Two | Jiayin Finance
Options vesting percentage		25.00%
Employee Stock | Share-based Compensation Award, Tranche Three | Jiayin Finance
Options vesting percentage		30.00%
Employee Stock | Share-based Compensation Award, Tranche Four | Jiayin Finance
Options vesting percentage		30.00%
RSU
Units exercised			1,690
Aggregate intrinsic value			¥ 50,700
Total unrecognized compensation cost			0
Total share-based compensation cost			49,973	¥ 35,693	¥ 0
Options
Total share-based compensation cost			¥ 4,380	¥ 6,855	¥ 15,186